Document and Entity Information	Nov. 16, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001801368
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	FORTRESS VALUE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39277
Entity Tax Identification Number	84-4465489
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	FVAC.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	FVAC
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FVAC WS
Security Exchange Name	NYSE